Summary of significant accounting policies (Details)	1 Months Ended			3 Months Ended	9 Months Ended	12 Months Ended
	Aug. 31, 2023 USD ($)	Jul. 31, 2023 USD ($)	Jan. 31, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($)
Summary of significant accounting policies
Short-term investments in marketable securities				$ 0	$ 0	$ 32,187,000
Deferred financing costs writeoff						0	$ 1,400,000
Revenue		$ 2,000,000.0	$ 0	$ 2,000,000	$ 2,000,000	$ 0
Number of Operating Segments | segment						1
Number of Reportable Segments | segment						1
Impairment of long lived assets						$ 0
Investor | Ascletis
Summary of significant accounting policies
Development milestone payment trigger	$ 1,700,000		$ 2,000,000.0
Revenue		$ 2,000,000.0
Proceeds from license fees	$ 2,000,000.0